UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08034

Franklin Real Estate Securities Trust

(Exact name of registrant as specified in charter)

_One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices)    (Zip code)

_Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: _4/30

Date of reporting period: _10/31/15

Item 1. Reports to Stockholders.

Semiannual Report
and Shareholder Letter
October 31, 2015

Franklin Real Estate Securities Fund

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Contents
Semiannual Report
Franklin Real Estate Securities Fund	3
Performance Summary	6
Your Fund’s Expenses	9
Financial Highlights and Statement of Investments	11
Financial Statements	17
Notes to Financial Statements	20
Shareholder Information	27

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

2 | Semiannual Report franklintempleton.com

Semiannual Report

Franklin Real Estate Securities Fund

We are pleased to bring you Franklin Real Estate Securities Fund’s semiannual report for the period ended October 31, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks to maximize total return by investing at least 80% of its net assets in equity securities of companies operating in the real estate industry predominantly in the U.S., including real estate investment trusts (REITs) and companies that derive at least half of their assets or revenues from the ownership, construction, management, operation, development or sale of commercial or residential real estate.1

Performance Overview

For the six months under review, the Fund’s Class A shares delivered a +3.30% cumulative total return. In comparison, the Standard & Poor’s (S&P®) U.S. Property Index, which tracks the investable universe of publicly traded U.S. property companies, posted a +2.47% total return.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Economic and Market Overview

The U.S. economy improved during the six months under review. Growth strengthened in the second quarter but moderated in the third quarter despite healthy consumer spending. Businesses cut back on inventories, exports slowed, and state and local governments reduced their spending. In contrast, non-manufacturing activities strengthened. The unemployment rate declined to 5.0% at period-end, the lowest level in more than seven years.3 Housing market data were mixed as existing home sales and prices rose, while new home sales slowed and mortgage rates edged higher. Retail sales grew modestly, driven by automobile and auto component sales. After two consecutive declines, monthly inflation, as measured by the Consumer Price Index, rose in October as prices for energy and other goods increased.

During the six-month period, the Federal Reserve (Fed) kept its target interest rate at 0%–0.25% while considering when an increase might be appropriate. Although global financial

1. A REIT is a type of real estate company that is dedicated to owning and usually operating income-producing real estate properties such as apartments, hotels, industrial properties, office buildings or shopping centers. Equity REITs generally receive income from rents received, are generally operated by experienced property management teams and typically concentrate on a specific geographic region or property type.
2. Source: Morningstar.
The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
3. Source: Bureau of Labor Statistics.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 15.

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FRANKLIN REAL ESTATE SECURITIES FUND

markets anticipated an increase, in September and October the Fed kept interest rates unchanged and said it expected moderate economic expansion, but it would continue to monitor developments domestically and abroad.

Although U.S. stock markets experienced sell-offs at times during the period, investor confidence generally grew as corporate profits remained healthy, the Fed kept its target interest rate low, the eurozone economy improved, China implemented more stimulus measures and Greece reached an agreement with its creditors. Toward period-end, U.S. stocks rallied amid easing concerns about China’s economy and increased optimism that certain central banks might introduce additional stimulus measures. In this environment, real estate securities outperformed the broad U.S. stock market.

Investment Strategy

We are research-driven, fundamental investors with an active investment strategy. We use a bottom-up security selection process that incorporates macro-level views in our evaluation process. We analyze individual stock and real estate market fundamentals to provide regional, property type and company-size perspectives in identifying local cyclical and thematic trends that highlight investment opportunities.

Manager’s Discussion

During the six months ended October 31, 2015, security selection and an overweighting in the regional malls sector contributed to the Fund’s performance relative to the benchmark S&P U.S. Property Index. The Fund’s overweighted position in regional mall owner and operator Simon Property Group delivered strong performance and outperformed the benchmark. The company continued to deliver solid data with improved retailer sales trends and strong growth in lease rates and store income. Simon exceeded investor expectations by raising its guidance for funds from operations (FFO), a key profit measure for REITs, three times thus far in 2015. Finally, investor sentiment toward owners of high-quality regional malls including Simon benefited following the announcement that rival mall owner Macerich entered a $5.4 billion joint venture with investment firms GIC and Heitman at pricing that demonstrated strong institutional demand for high-quality regional malls.

Top 10 Holdings
10/31/15
Company	% of Total
Sector/Industry	Net Assets
Simon Property Group Inc.	9.9%
Retail REITs
Equity Residential	5.2%
Residential REITs
Public Storage	4.0%
Specialized REITs
Prologis Inc.	4.0%
Industrial REITs
Welltower Inc.	3.9%
Health Care REITs
Boston Properties Inc.	3.7%
Office REITs
Essex Property Trust Inc.	3.2%
Residential REITs
Ventas Inc.	3.2%
Health Care REITs
General Growth Properties Inc.	2.9%
Retail REITs
Vornado Realty Trust	2.7%
Office REITs

Within the specialized REIT sector, our overweighted position in data center company Coresite Realty contributed to performance relative to the benchmark. Shares of Coresite rose during the period, significantly outperforming the specialized REIT sector and the benchmark. The company reported strong financial results with sizable increases in cash flow and revenues during its fiscal year.

Other contributors during the period included self-storage REIT CubeSmart, whose share performance reflected continued strength in operating trends for the storage property sector. The company also benefited from favorable demand-and-supply storage dynamics as the company has successfully increased occupancy and rent levels for its existing portfolio and recently acquired assets. In our view, CubeSmart could be well positioned to benefit from additional consolidation opportunities within the storage sector, which has remained highly fragmented.

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FRANKLIN REAL ESTATE SECURITIES FUND

In contrast, security selection and an overweighting in the office space sector detracted from relative performance during the period. Shares of West Coast-focused office REIT Kilroy Realty underperformed, partially reflecting increased investor concerns about the sustainability of strong office fundamentals that have been fueled by the boom in technology-related employment, especially in the company’s major West Coast market, San Francisco. Despite the company’s solid operating portfolio results reflecting strong leasing and core growth, the uncertain outlook for future office space demand, especially from the technology sector, was in our view, a significant cause of the stock’s recent decline.

Stock selection in the apartment and health care property sectors also hampered relative returns. Sabra Health Care REIT lost value during the reporting period largely because of company-specific issues related to one of its tenants based in Texas. Despite the company’s manageable exposure to this tenant, investors remained concerned about Sabra’s ability to deal with this issue going forward, as well as its future capital allocation decisions. Sabra’s rate of return required to raise investments also deteriorated after a recent sell-off, making it much harder for the company to plan for accretive future acquisitions. We sold our position in Sabra by period-end.

Other detractors during the period included an overweighted investment in hotel REIT Pebblebrook Hotel Trust, which declined following the company’s disappointing quarterly results and its deteriorating outlook for the remainder of 2015. Investors took special notice that the well-respected chief executive officer reduced the company’s revenue guidance several times during the summer of 2015. Overall, sentiment for hotel stocks generally remained negative, reflecting investor concerns about the sector’s growth outlook, given recent weak demand data, especially in markets exposed to inbound international travel, which has been hampered by a strong U.S. dollar.

Thank you for your continued participation in Franklin Real Estate Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of October 31, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.
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FRANKLIN REAL ESTATE SECURITIES FUND

Performance Summary as of October 31, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	10/31/15	4/30/15	Change
A (FREEX)	$22.03	$21.49	+$0.54
C (FRRSX)	$21.27	$20.75	+$0.52
R6 (FSERX)	$22.20	$21.67	+$0.53
Advisor (FRLAX)	$22.20	$21.67	+$0.53

Distributions[1] (5/1/15–10/31/15)
Dividend
Share Class	Income
A	$0.1676
C	$0.0838
R6	$0.2177
Advisor	$0.1961

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FRANKLIN REAL ESTATE SECURITIES FUND

PERFORMANCE SUMMAR Y

Performance as of 10/31/152

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;
Class R6/Advisor Class: no sales charges.

	Cumulative	Average Annual	Value of	Average Annual	Total Annual Operating
Share Class	Total Return[3]	Total Return[4]	$10,000 Investment[5]	Total Return (9/30/15)[6]	Operating Expenses[7]
A					0.99%
6-Month	+3.30%	-2.63%	$9,737
1-Year	+5.64%	-0.43%	$9,957	+4.72%
5-Year	+76.47%	+10.72%	$16,638	+10.50%
10-Year	+44.41%	+3.13%	$13,609	+2.44%
C					1.74%
6-Month	+2.94%	+1.94%	$10,194
1-Year	+4.84%	+3.84%	$10,384	+9.29%
5-Year	+69.96%	+11.19%	$16,996	+10.96%
10-Year	+33.90%	+2.96%	$13,390	+2.28%
R6					0.54%
6-Month	+3.52%	+3.52%	$10,352
1-Year	+6.13%	+6.13%	$10,613	+11.66%
Since Inception (5/1/13)	+20.62%	+7.78%	$12,062	+5.82%
Advisor					0.74%
6-Month	+3.41%	+3.41%	$10,341
1-Year	+5.91%	+5.91%	$10,591	+11.43%
5-Year	+78.74%	+12.32%	$17,874	+12.09%
10-Year	+48.04%	+4.00%	$14,804	+3.31%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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FRANKLIN REAL ESTATE SECURITIES FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. The Fund concentrates in securities of companies in the real estate industry, which involve special risks, such as declines in the value of real estate and increased susceptibility to adverse economic or regulatory developments affecting the sector. The
Fund’s investments in REITs involve additional risks; since REITs typically are invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified
REIT under the U.S. federal tax laws could adversely affect the value of a particular REIT or the market for REITs, as a whole. Also, the Fund is a nondiversified fund and investing in a nondiversified fund involves the risk of greater price fluctuation than a more diversified portfolio. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.
Class R6: Shares are available to certain eligible investors as described in the prospectus.
Advisor Class: Shares are available to certain eligible investors as described in the prospectus.
1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
2. The Fund has a fee waiver associated with any investment in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end.
Fund investment results reflect the fee waiver, to the extent applicable; without this reduction, the results would have been lower.
3. Cumulative total return represents the change in value of an investment over the periods indicated.
4. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
6. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
7. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN REAL ESTATE SECURITIES FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:
• Transaction costs, including sales charges (loads) on Fund purchases; and
• Ongoing Fund costs, including management fees, distribu-
tion and service (12b-1) fees, and other Fund expenses. All
mutual funds have ongoing costs, sometimes referred to as
operating expenses.

The following table shows ongoing costs of investing in the
Fund and can help you understand these costs and compare
them with those of other mutual funds. The table assumes a
$1,000 investment held for the six months indicated.

Actual Fund Expenses
The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending
Account Value” is derived from the Fund’s actual return,
which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by
following these steps. Of course, your account value and
expenses will differ from those in this illustration:
1 Divide your account value by $1,000.
If an account had an $8,600 value,
then $8,600 ÷ $1,000 = 8.6.
2. Multiply the result by the number under the heading
“Expenses Paid During Period.”
If Expenses Paid During Period were $7.50,
then 8.6 x $7.50 = $64.50.
In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for
Comparison with Other Funds
Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information
may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical
“Ending Account Value” is based on the actual expense ratio
for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return.
The figure under the heading “Expenses Paid During Period”
shows the hypothetical expenses your account would have
incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder
reports of other funds.
Please note that expenses shown in the table are meant to
highlight ongoing costs and do not reflect any transaction
costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds.
In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus
for additional information on operating expenses.

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FRANKLIN REAL ESTATE SECURITIES FUND

YOUR FUND’S EXPENSES

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 5/1/15	Value 10/31/15	Period* 5/1/15–10/31/15
A
Actual	$1,000	$1,033.00	$5.11
Hypothetical (5% return before expenses)	$1,000	$1,020.11	$5.08
C
Actual	$1,000	$1,029.40	$8.93
Hypothetical (5% return before expenses)	$1,000	$1,016.34	$8.87
R6
Actual	$1,000	$1,035.20	$2.76
Hypothetical (5% return before expenses)	$1,000	$1,022.42	$2.75
Advisor
Actual	$1,000	$1,034.10	$3.83
Hypothetical (5% return before expenses)	$1,000	$1,021.37	$3.81

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.00%;
C: 1.75%; R6: 0.54%; and Advisor: 0.75%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

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FRANKLIN REAL ESTATE SECURITIES TRUST

Financial Highlights

Franklin Real Estate Securities Fund Six Months Ended
	October 31, 2015			Year Ended April 30,
	(unaudited)	2015	2014	2013	2012	2011
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$21.49	$19.31	$19.29	$16.78	$15.26	$12.57
Income from investment operations[a]:
Net investment income[b]	0.23	0.30	0.26	0.23	0.14	0.09
Net realized and unrealized gains (losses)	0.48	2.17	—[c]	2.49	1.46	2.66
Total from investment operations	0.71	2.47	0.26	2.72	1.60	2.75
Less distributions from net
investment income	(0.17)	(0.29)	(0.24)	(0.21)	(0.08)	(0.06)
Net asset value, end of period	$22.03	$21.49	$19.31	$19.29	$16.78	$15.26

Total return[d]	3.30%	12.95%	1.49%	16.38%	10.59%	22.00%

Ratios to average net assets[e]
Expenses before waiver and payments
by affiliates	1.00%	0.99%	1.05%	1.03%	1.14%	1.18%
Expenses net of waiver and payments
by affiliates	1.00%[f]	0.99%[f]	1.04%	1.03%	1.14%	1.18%
Net investment income	2.12%	1.41%	1.43%	1.33%	0.92%	0.67%

Supplemental data
Net assets, end of period (000’s)	$357,514	$381,925	$303,815	$347,101	$262,991	$228,472
Portfolio turnover rate	11.99%	24.12%	17.04%	22.69%	23.43%	40.15%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

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FINANCIAL HIGHLIGHTS

Franklin Real Estate Securities Fund (continued)

	Six Month Ended October 31, 2015			Year Ended April 30,
	(unaudited)	2015	2014	2013	2012	2011
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$20.75	$18.66	$18.65	$16.20	$14.77	$12.23
Income from investment operations[a]:
Net investment income (loss)[b]	0.14	0.13	0.12	0.10	0.02	(0.01)
Net realized and unrealized gains (losses)	0.46	2.11	—[c]	2.40	1.42	2.58
Total from investment operations	0.60	2.24	0.12	2.50	1.44	2.57
Less distributions from net
investment income	(0.08)	(0.15)	(0.11)	(0.05)	(0.01)	(0.03)
Net asset value, end of period	$21.27	$20.75	$18.66	$18.65	$16.20	$14.77

Total return[d]	2.94%	12.07%	0.73%	15.47%	9.77%	21.10%

Ratios to average net assets[e]
Expenses before waiver and payments
by affiliates	1.75%	1.74%	1.80%	1.78%	1.89%	1.93%
Expenses net of waiver and payments
by affiliates	1.75%[f]	1.74%[f]	1.79%	1.78%	1.89%	1.93%
Net investment income (loss)	1.37%	0.66%	0.68%	0.58%	0.17%	(0.08)%

Supplemental data
Net assets, end of period (000’s)	$80,511	$89,328	$68,914	$77,324	$58,296	$54,089
Portfolio turnover rate	11.99%	24.12%	17.04%	22.69%	23.43%	40.15%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

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FRANKLIN REAL ESTATE SECURITIES TRUST

FINANCIAL HIGHLIGHTS

Franklin Real Estate Securities Fund (continued)

	Six Months Ended October 31, 2015	Year Ended April 30,
	(unaudited)	2015	2014 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$21.67	$19.46	$19.30
Income from investment operations[b]:
Net investment income[c]	0.28	0.41	0.34
Net realized and unrealized gains (losses)	0.47	2.19	0.14
Total from investment operations	0.75	2.60	0.48
Less distributions from net investment income	(0.22)	(0.39)	(0.32)
Net asset value, end of period	$22.20	$21.67	$19.46

Total return[d]	3.52%	13.47%	2.69%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	0.54%	0.54%	0.57%
Expenses net of waiver and payments by affiliates	0.54%[f]	0.54%[f]	0.56%
Net investment income	2.58%	1.86%	1.91%

Supplemental data
Net assets, end of period (000’s)	$106,356	$106,725	$97,224
Portfolio turnover rate	11.99%	24.12%	17.04%

aFor the period May 1, 2013 (effective date) to April 30, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

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FRANKLIN REAL ESTATE SECURITIES TRUST

FINANCIAL HIGHLIGHTS

Franklin Real Estate Securities Fund (continued)

	Six Months Ended October 31, 2015			Year Ended April 30,
	(unaudited)	2015	2014	2013	2012	2011
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$21.67	$19.46	$19.43	$16.92	$15.38	$12.65
Income from investment operations[a]:
Net investment income[b]	0.25	0.33	0.29	0.27	0.16	0.13
Net realized and unrealized gains (losses)	0.48	2.23	0.03	2.51	1.50	2.67
Total from investment operations	0.73	2.56	0.32	2.78	1.66	2.80
Less distributions from net
investment income	(0.20)	(0.35)	(0.29)	(0.27)	(0.12)	(0.07)
Net asset value, end of period	$22.20	$21.67	$19.46	$19.43	$16.92	$15.38

Total return[c]	3.41%	13.24%	1.79%	16.64%	10.91%	22.28%

Ratios to average net assets[d]
Expenses before waiver and payments
by affiliates	0.75%	0.74%	0.80%	0.78%	0.89%	0.93%
Expenses net of waiver and payments
by affiliates	0.75%[e]	0.74%[e]	0.79%	0.78%	0.89%	0.93%
Net investment income	2.37%	1.66%	1.68%	1.58%	1.17%	0.92%

Supplemental data
Net assets, end of period (000’s)	$19,402	$17,644	$12,402	$108,076	$10,542	$7,833
Portfolio turnover rate	11.99%	24.12%	17.04%	22.69%	23.43%	40.15%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of waiver and payments by affiliates rounds to less than 0.01%.
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14 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN REAL ESTATE SECURITIES TRUST

Statement of Investments, October 31, 2015 (unaudited)

Franklin Real Estate Securities Fund
	Shares	Value
Common Stocks 99.2%
Diversified REITs 4.5%
American Assets Trust Inc.	197,600	$8,330,816
Duke Realty Corp.	512,400	10,606,680
WP Carey Inc.	103,400	6,552,458
		25,489,954
Health Care REITs 10.1%
HCP Inc.	292,600	10,884,720
OMEGA Healthcare Investors Inc.	192,700	6,652,004
Ventas Inc.	331,920	17,830,742
Welltower Inc.	335,100	21,737,937
		57,105,403
Homebuilding 0.5%
D.R. Horton Inc.	99,700	2,935,168
Hotel & Resort REITs 4.6%
Host Hotels & Resorts Inc.	397,900	6,895,607
Pebblebrook Hotel Trust	162,400	5,550,832
Summit Hotel Properties Inc.	543,700	7,111,596
Sunstone Hotel Investors Inc.	431,211	6,235,311
		25,793,346
Hotels, Resorts & Cruise Lines 0.8%
Hilton Worldwide Holdings Inc.	185,700	4,640,643
Industrial REITs 5.3%
First Industrial Realty Trust Inc.	350,400	7,596,672
Prologis Inc.	526,761	22,508,498
		30,105,170
Office REITs 15.6%
Alexandria Real Estate Equities Inc.	147,700	13,254,598
Boston Properties Inc.	166,400	20,941,440
Highwoods Properties Inc.	174,900	7,599,405
Kilroy Realty Corp.	185,100	12,186,984
Paramount Group Inc.	213,500	3,793,895
SL Green Realty Corp.	121,900	14,459,778
Vornado Realty Trust	153,745	15,459,060
		87,695,160
Residential REITs 18.4%
Apartment Investment & Management Co., A	188,400	7,383,396
AvalonBay Communities Inc.	85,372	14,925,587
Camden Property Trust	84,300	6,220,497
Equity Lifestyle Properties Inc.	177,400	10,729,152
Equity Residential	376,244	29,091,186
Essex Property Trust Inc.	81,463	17,957,704
Post Properties Inc.	44,200	2,640,508
UDR Inc.	438,062	15,095,616
		104,043,646

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FRANKLIN REAL ESTATE SECURITIES TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Real Estate Securities Fund (continued)
	Shares	Value
Common Stocks (continued)
Retail REITs 26.6%
Brixmor Property Group Inc.	230,900	$5,915,658
Federal Realty Investment Trust	78,800	11,307,012
General Growth Properties Inc.	568,100	16,446,495
Kimco Realty Corp.	242,800	6,499,756
The Macerich Co.	126,921	10,755,286
National Retail Properties Inc.	86,300	3,279,400
Realty Income Corp.	262,300	12,973,358
Regency Centers Corp.	167,000	11,349,320
Simon Property Group Inc.	277,500	55,905,150
Taubman Centers Inc.	95,500	7,351,590
Weingarten Realty Investors	222,600	7,960,176
		149,743,201
Specialized REITs 12.8%
Coresite Realty Corp.	137,700	7,566,615
CubeSmart	382,200	10,632,804
CyrusOne Inc.	182,000	6,420,960
Digital Realty Trust Inc.	139,400	10,310,024
Extra Space Storage Inc.	180,700	14,318,668
Public Storage	98,900	22,693,594
		71,942,665
Total Common Stocks (Cost $340,127,588)		559,494,356
Short Term Investments (Cost $5,628,834) 1.0%
Money Market Funds 1.0%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	5,628,834	5,628,834
Total Investments (Cost $345,756,422) 100.2%		565,123,190
Other Assets, less Liabilities (0.2)%		(1,339,338)
Net Assets 100.0%		$563,783,852

See Abbreviations on page 26.
aNon-income producing.
bSee Note 3(f) regarding investments in affiliated management investment companies.

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FRANKLIN REAL ESTATE SECURITIES TRUST

Financial Statements

Statement of Assets and Liabilities
October 31, 2015 (unaudited)

Franklin Real Estate Securities Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$340,127,588
Cost - Non-controlled affiliates (Note 3f)	5,628,834
Total cost of investments	$345,756,423
Value - Unaffiliated issuers	$559,494,356
Value - Non-controlled affiliates (Note 3f)	5,628,834
Total value of investments	565,123,190
Receivables:
Capital shares sold	752,048
Dividends	316,983
Other assets	124

Total assets	566,192,345
Liabilities
Payables:
Investment securities purchased	1,365,765
Capital shares redeemed	461,720
Management fees	234,876
Distribution fees	142,565
Transfer agent fees	140,415
Accrued expenses and other liabilities	63,152
Total liabilities	2,408,493
Net assets, at value	$563,783,852
Net assets consist of:
Paid-in capital	$399,652,708
Undistributed net investment income	4,000,221
Net unrealized appreciation (depreciation)	219,366,768
Accumulated net realized gain (loss)	(59,235,845)
Net assets, at value	$563,783,852
Class A:
Net assets, at value	$357,514,034
Shares outstanding	16,229,310
Net asset value per share[a]	$22.03
Maximum offering price per share (net asset value per share ÷ 94.25%)	$23.37
Class C:
Net assets, at value	$80,511,353
Shares outstanding	3,785,053
Net asset value and maximum offering price per share[a]	$21.27
Class R6:
Net assets, at value	$106,356,254
Shares outstanding	4,790,161
Net asset value and maximum offering price per share	$22.20
Advisor Class:
Net assets, at value	$19,402,211
Shares outstanding	873,886
Net asset value and maximum offering price per share	$22.20

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FRANKLIN REAL ESTATE SECURITIES TRUST

FINANCIAL STATEMENTS

Statement of Operations
for the six months ended October 31, 2015 (unaudited)

Franklin Real Estate Securities Fund

Investment income:
Dividends	$8,817,244
Expenses:
Management fees (Note 3a)	1,398,656
Distribution fees: (Note 3c)
Class A	449,483
Class C	411,611
Transfer agent fees: (Note 3e)
Class A	376,285
Class C	86,143
Class R6	141
Advisor Class	18,453
Custodian fees (Note 4)	2,591
Reports to shareholders	42,886
Registration and filing fees	49,250
Professional fees	19,586
Trustees’ fees and expenses	17,854
Other	5,300
Total expenses	2,878,239
Expenses waived/paid by affiliates (Note 3f)	(3,007)
Net expenses	2,875,232
Net investment income	5,942,012
Realized and unrealized gains (losses):
Net realized gain (loss) from investments	7,416,858
Net change in unrealized appreciation (depreciation) on investments	3,820,453
Net realized and unrealized gain (loss)	11,237,311
Net increase (decrease) in net assets resulting from operations	$17,179,323

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FRANKLIN REAL ESTATE SECURITIES TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Franklin Real Estate Securities Fund

	Six Months Ended
	October 31, 2015	Year Ended
	(unaudited)	April 30, 2015
Increase (decrease) in net assets:
Operations:
Net investment income	$5,942,012	$7,742,758
Net realized gain (loss)	7,416,858	23,238,538
Net change in unrealized appreciation (depreciation)	3,820,453	29,138,076
Net increase (decrease) in net assets resulting from operations	17,179,323	60,119,372
Distributions to shareholders from:
Net investment income:
Class A	(2,806,466)	(4,821,385)
Class C	(339,685)	(605,677)
Class R6	(1,073,070)	(1,923,476)
Advisor Class	(157,512)	(276,200)
Total distributions to shareholders	(4,376,733)	(7,626,738)
Capital share transactions: (Note 2)
Class A	(32,405,023)	45,395,649
Class C	(10,444,550)	12,902,054
Class R6	(3,089,621)	(1,177,228)
Advisor Class	1,299,293	3,654,047
Total capital share transactions	(44,639,901)	60,774,522
Net increase (decrease) in net assets	(31,837,311)	113,267,156
Net assets:
Beginning of period	595,621,163	482,354,007
End of period	$563,783,852	$595,621,163
Undistributed net investment income included in net assets:
End of period	$4,000,221	$2,434,942

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FRANKLIN REAL ESTATE SECURITIES TRUST

Notes to Financial Statements (unaudited)

Franklin Real Estate Securities Fund

1. Organization and Significant Accounting Policies

Franklin Real Estate Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Real Estate Securities Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund offers four classes of shares: Class A, Class C, Class R6, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Securities Lending

The Fund participates in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc., an affiliate of the Fund, and/or a joint repurchase agreement. The Fund may receive income from the investment of cash

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FRANKLIN REAL ESTATE SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Real Estate Securities Fund (continued) collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned is reported separately in the Statement of Operations. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower. At October 31, 2015, the Fund had no securities on loan.

c. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of October 31, 2015, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S.

GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Distributions received by the Fund from certain securities may be a return of capital (ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains. For Real Estate Investment Trust (REIT) securities, the Fund records ROC estimates, if any, on the ex-dividend date and are adjusted once actual tax designations are known.

e. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

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FRANKLIN REAL ESTATE SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Real Estate Securities Fund (continued)

2. Shares of Beneficial Interest

At October 31, 2015, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	October 31, 2015		April 30, 2015
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	1,091,601	$23,256,003	5,397,559	$117,086,369
Shares issued in reinvestment of distributions	129,510	2,672,791	224,169	4,596,250
Shares redeemed	(2,759,975)	(58,333,817)	(3,587,998)	(76,286,970)
Net increase (decrease)	(1,538,864)	$(32,405,023)	2,033,730	$45,395,649
Class C Shares:
Shares sold	373,115	$7,733,808	1,454,556	$30,447,174
Shares issued in reinvestment of distributions	16,367	327,198	29,496	583,390
Shares redeemed	(908,836)	(18,505,556)	(872,763)	(18,128,510)
Net increase (decrease)	(519,354)	$(10,444,550)	611,289	$12,902,054
Class R6 Shares:
Shares sold	17,669	$379,835	314,578	$6,879,683
Shares issued in reinvestment of distributions	51,662	1,073,070	93,382	1,923,476
Shares redeemed	(205,104)	(4,542,526)	(478,049)	(9,980,387)
Net increase (decrease)	(135,773)	$(3,089,621)	(70,089)	$(1,177,228)
Advisor Class Shares:
Shares sold	226,281	$4,858,706	622,016	$13,399,905
Shares issued in reinvestment of distributions	6,509	135,208	11,465	237,490
Shares redeemed	(173,291)	(3,694,621)	(456,386)	(9,983,348)
Net increase (decrease)	59,499	$1,299,293	177,095	$3,654,047

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Templeton Institutional, LLC (FT Institutional)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

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FRANKLIN REAL ESTATE SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Real Estate Securities Fund (continued)

a. Management Fees

The Fund pays an investment management fee to FT Institutional based on the month-end net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	In excess of $15 billion

b. Administrative Fees

Under an agreement with FT Institutional, FT Services provides administrative services to the Fund. The fee is paid by FT Institutional based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	1.00%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated broker/dealers	$60,623
CDSC retained	$8,236

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FRANKLIN REAL ESTATE SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Real Estate Securities Fund (continued)

3. Transactions with Affiliates (continued)

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended October 31, 2015, the Fund paid transfer agent fees of $481,022, of which $239,016 was retained by Investor Services.

	Number of			Number of				% of Affiliated Shares
	Shares Held at Beginning	Gross	Gross	Shares Held at End	Value at End	Investment	Realized	Outstanding Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio	6,059,485	44,239,041	(44,669,692)	5,628,834	$5,628,834	$ —	$ —	0.03%

f. Investments in Affiliated Management Investment Companies

The Fund invests in an affiliated management investment company for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment company, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the affiliate. Prior to May 1, 2013, the waiver was accounted for as a reduction to management fees.

g. Waiver and Expense Reimbursements

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.01% until August 31, 2016. There were no Class R6 transfer agent fees waived during the period ended October 31, 2015.

h. Other Affiliated Transactions

At October 31, 2015, one or more of the funds in Franklin Fund Allocator Series owned 18.47% of the Fund’s outstanding shares.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended October 31, 2015, there were no credits earned.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At April 30, 2015, the Fund had capital loss carryforwards of $35,957,662 expiring in 2018.

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FRANKLIN REAL ESTATE SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Real Estate Securities Fund (continued)

At October 31, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$375,849,295
Unrealized appreciation	$221,358,524
Unrealized depreciation	(32,084,629)
Net unrealized appreciation (depreciation)	$189,273,895

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended October 31, 2015, aggregated $66,465,239 and $108,296,212, respectively.

7. Concentration of Risk

The Fund invests a large percentage of its total assets in REIT securities. Such concentration may subject the Fund to special risks associated with real estate securities. These securities may be more sensitive to economic or regulatory developments due to a variety of factors such as local, regional, national and global economic conditions, interest rates and tax considerations.

8. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 12, 2016. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended October 31, 2015, the Fund did not use the Global Credit Facility.

9. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

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FRANKLIN REAL ESTATE SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Real Estate Securities Fund (continued)

9. Fair Value Measurements (continued)

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At October 31, 2015, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statement of Investments.

10. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations
Selected Portfolio
REIT Real Estate Investment Trust

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FRANKLIN REAL ESTATE SECURITIES TRUST

FRANKLIN REAL ESTATE SECURITIES FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Semiannual Report and Shareholder Letter
Franklin Real Estate Securities Fund
Investment Manager
Franklin Templeton Institutional, LLC
Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN® / 342-5236
franklintempleton.com
Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2015 Franklin Templeton Investments. All rights reserved.	192 S 12/15

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.       N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN REAL ESTATE SECURITIES TRUST

By  /s/Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date  December 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date  December 28, 2015

By  /s/Gaston Gardey

Gaston Gardey

Chief Financial Officer and

Chief Accounting Officer

Date  December 28, 2015